Fees Summary	Jan. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 74,031,250
Previously Paid Amount	0
Total Fee Amount	10,223.72
Total Offset Amount	0
Net Fee	$ 10,223.72